As filed with the Securities and Exchange Commission on May 22, 2013

Registration Nos. 333-135544 and 811-21922

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 20	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 21	☒

RS VARIABLE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

388 Market Street

San Francisco, California 94111

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863

MATTHEW H. SCANLAN

c/o RS Investments

388 Market Street

San Francisco, California 94111

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, RS Variable Products Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 20 under the Securities Act and Amendment No. 21 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 22nd day of May, 2013.

RS Variable Products Trust

By:	/s/ MATTHEW H. SCANLAN
Matthew H. Scanlan
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of RS Variable Products Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ MATTHEW H. SCANLAN Matthew H. Scanlan	Trustee, President and Principal Executive Officer	May 22, 2013

GLEN M. WONG* Glen M. Wong	Treasurer and Principal Financial and Accounting Officer	May 22, 2013

JUDSON BERGMAN* Judson Bergman	Trustee	May 22, 2013

DENNIS M. BUSHE* Dennis M. Bushe	Trustee	May 22, 2013

KENNETH R. FITZSIMMONS JR.* Kenneth R. Fitzsimmons, Jr.	Trustee	May 22, 2013

ANNE M. GOGGIN* Anne M. Goggin	Trustee	May 22, 2013

CHRISTOPHER C. MELVIN JR.* Christopher C. Melvin Jr.	Trustee	May 22, 2013

DEANNA M. MULLIGAN* Deanna M. Mulligan	Trustee	May 22, 2013

GLORIA S. NELUND* Gloria S. Nelund	Trustee	May 22, 2013

* By:	/s/ NINA GUPTA
Nina Gupta
Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith

EXHIBIT INDEX

EXHIBIT NO.	TITLE OF EXHIBIT

101	Risk/Return summary in interactive data format.